Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001816389
Registrant Name	BlackRock Private Investments Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES